Loan Receivable Disclosure	12 Months Ended
Dec. 31, 2018
Notes
Loan Receivable Disclosure

4. Loan Receivable

During the year ended December 31, 2017, the Company entered into a finance agreement with Futura Kbridge SpA (“FKS”), whereby the Company financed $220,000 with interest of 2% per annum, to acquire a solar power project (“Ariztia”). The principal amount is collectible by December 31, 2019 and FKS shall submit a written summary of the fund usage to the Company by December 31, 2019. If FKS finalizes a deal and sells the Ariztia project to investors by December 31, 2019, FKS shall pay 10% of gross profit as a finder’s fee for services provided in Canada. As at December 31, 2018, $50,000 of the loan has been repaid and interest income of $4,371 ($1,045 in 2017) and  has been accrued.

During the year ended December 31, 2018, the Company entered into a finance agreement with FKS, whereby the Company financed $73,000 with interest of 2% per annum, to acquire a solar power project (“Guanare”) The principal amount is collectible by December 31, 2019 and FKS shall submit a written summary of the fund usage to the Company by December 31, 2019. If FKS finalizes a deal and sells the Guanare project to investors by December 31, 2019, FKS shall pay 10% of gross profit as a finder’s fee for services provided in Canada. As at December 31, 2018, the loan has not been repaid and interest income of $1,448 has been accrued.

During the year ended December 31, 2018, the Company advanced $136,938 ($177,000 CAD) to a related party, Columbia Capital Inc., which is non-interest bearing, unsecured and due on demand. As at December 31, 2018, $11,625 ($15,000 CAD) has been repaid. The loan payable balance as at December 31, 2017 totaling $14,109 was used to offset the loan receivable. As at December 31, 2018, the Company wrote off the loan receivable totaling $111,652 due to uncertainty in collection.

	2018 $	2017 $
Opening balance	220,380	-
Addition - transferred from loan payable	(14,109)	-
Addition - cash	209,938	220,000
Repayment	(61,625)	-
Interest	5,819	1,045
Write off	(111,652)	-
Foreign exchange	1,113	(665)
	249,864	220,380